Employee Benefits	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Employee Benefits

	US Dollars
Figures in millions	2018	2017	2016
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	797	1,024	918
Health care and medical scheme costs
- current medical expenses	39	58	51
- defined benefit post-retirement medical expenses	9	10	10
Pension and provident plan costs
- defined contribution	37	53	48
- defined benefit pension plans	—	—	15
Retrenchment costs	30	92	16
Share-based payment expense (note 10)	35	33	37
Included in cost of sales, other operating expenses, special items and corporate administration, marketing and other expenses	947	1,270	1,095